Supplement to the
Fidelity Simplicity RMD Income Fund℠, Fidelity Simplicity RMD 2005 Fund℠, Fidelity Simplicity RMD 2010 Fund℠, Fidelity Simplicity RMD 2015 Fund℠ and Fidelity Simplicity RMD 2020 Fund℠
September 29, 2018
Prospectus

The following replaces the second bullet and the glide path for Fidelity Simplicity RMD Income Fund℠ found in the “Fund Summary” section under the “Principal Investment Strategies” heading.

  Allocating assets according to a stable neutral asset allocation strategy shown in the glide path below. FMR Co., Inc. (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. The Adviser has begun transitioning fund assets based on a revised asset allocation strategy for the fund that is expected to be completed by mid-2020, as illustrated in the following chart.

100%
90%
80%
70%
60%
50%
40%
30%
20%
10%
0%
Percent Weighting
60
62
63
65
67
68
70
72
73
75
77
78
80
82
83
85
87
88
90
Age
Domestic Equity Funds
International Equity Funds
Bond Funds
Short-Term Funds

The following information replaces similar information for Fidelity Simplicity RMD Income Fund℠ found in the "Fund Summary" section under the "Principal Investment Strategies" heading.

  Allocating assets among underlying Fidelity® funds and futures according to a stable neutral asset allocation of approximately:
Domestic Equity Funds*	11%
International Equity Funds*	8%
Bond Funds*	59%
Short-Term Funds*	22%

* The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.

The following replaces similar information for Fidelity Simplicity RMD Income Fund℠ found in the "Fund Summary" section under the "Principal Investment Strategies" heading.

  The Adviser may use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.

The following replaces the second bullet and the glide path for Fidelity Simplicity RMD 2005 Fund℠ found in the “Fund Summary” section under the “Principal Investment Strategies” heading.

  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Simplicity RMD Income Fund℠, approximately 10 to 20 years after the year 2005. FMR Co., Inc. (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. The Adviser has begun transitioning fund assets based on a revised asset allocation strategy for the fund that is expected to be completed by mid-2020, as illustrated in the following chart.

The following replaces similar information for Fidelity Simplicity RMD 2005 Fund℠ found in the "Fund Summary" section under the "Principal Investment Strategies" heading.

  The Adviser may use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.

The following replaces the second bullet and the glide path for Fidelity Simplicity RMD 2010 Fund℠ found in the “Fund Summary” section under the “Principal Investment Strategies” heading.

  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Simplicity RMD Income Fund℠, approximately 10 to 20 years after the year 2010. FMR Co., Inc. (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. The Adviser has begun transitioning fund assets based on a revised asset allocation strategy for the fund that is expected to be completed by mid-2020, as illustrated in the following chart.

The following replaces similar information for Fidelity Simplicity RMD 2010 Fund℠ found in the "Fund Summary" section under the "Principal Investment Strategies" heading.

  The Adviser may use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.

The following replaces the second bullet and the glide path for Fidelity Simplicity RMD 2015 Fund℠ found in the “Fund Summary” section under the “Principal Investment Strategies” heading.

  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Simplicity RMD Income Fund℠, approximately 10 to 20 years after the year 2015. FMR Co., Inc. (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. The Adviser has begun transitioning fund assets based on a revised asset allocation strategy for the fund that is expected to be completed by mid-2020, as illustrated in the following chart.

The following replaces similar information for Fidelity Simplicity RMD 2015 Fund℠ found in the "Fund Summary" section under the "Principal Investment Strategies" heading.

  The Adviser may use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.

The following replaces the second bullet and the glide path for Fidelity Simplicity RMD 2020 Fund℠ found in the “Fund Summary” section under the “Principal Investment Strategies” heading.

  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Simplicity RMD Income Fund℠, approximately 10 to 20 years after the year 2020. FMR Co., Inc. (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. The Adviser has begun transitioning fund assets based on a revised asset allocation strategy for the fund that is expected to be completed by mid-2020, as illustrated in the following chart.

The following replaces similar information for Fidelity Simplicity RMD 2020 Fund℠ found in the "Fund Summary" section under the "Principal Investment Strategies" heading.

  The Adviser may use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.

SRD-19-02 1.9884078.102	May 30, 2019

Supplement to the
Fidelity Managed Retirement Income Fund℠, Fidelity Managed Retirement 2005 Fund℠, Fidelity Managed Retirement 2010 Fund℠, Fidelity Managed Retirement 2015 Fund℠, Fidelity Managed Retirement 2020 Fund℠ and Fidelity Managed Retirement 2025 Fund℠
September 29, 2018
Prospectus

Effective April 1, 2019, the following information replaces similar information for Fidelity Managed Retirement Income Fund℠ found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee(a)	0.45%
Distribution and/or Service (12b-1) fees	None
Other expenses(a)	0.00%
Total annual operating expenses(a)	0.45%

(a)  Adjusted to reflect current fees.

Effective April 1, 2019, the following information replaces similar information for Fidelity Managed Retirement Income Fund℠ found in the “Fund Summary” section under the “Fee Table” heading.

1 year	$46
3 years	$144
5 years	$252
10 years	$567

The systematic withdrawal plan (SWP) is no longer an account feature of the Fidelity Managed Retirement Funds. References to the SWP feature in the prospectus no longer apply.

The following replaces the first and second bullet and the glide path under the “Principal Investment Strategies” heading for Fidelity Managed Retirement Income Fund℠ found in the “Fund Summary” section.

  Investing primarily in a combination of Fidelity® domestic equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds) in a manner that supports a withdrawal strategy to provide investors with income in retirement.
  Allocating assets according to a stable neutral asset allocation strategy shown in the glide path below. FMR Co., Inc. (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. The Adviser has begun transitioning fund assets based on a revised asset allocation strategy for the fund that is expected to be completed by mid-2020, as illustrated in the following chart.

100%
90%
80%
70%
60%
50%
40%
30%
20%
10%
0%
Percent Weighting
60
62
63
65
67
68
70
72
73
75
77
78
80
82
83
85
87
88
90
Age
Domestic Equity Funds
International Equity Funds
Bond Funds
Short-Term Funds

The following replaces similar information for Fidelity Managed Retirement Income℠ found in the “Fund Summary” section under the “Principal Investment Strategies” heading.

  Allocating assets among underlying Fidelity® funds and futures according to a stable neutral asset allocation of approximately:
Domestic Equity Funds*	11%
International Equity Funds*	8%
Bond Funds*	59%
Short-Term Funds*	22%

* The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.

The following replaces similar information for Fidelity Managed Retirement Income℠ found in the “Fund Summary” section under the “Principal Investment Strategies” heading.

  The Adviser may use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.

Effective April 1, 2019, the following information replaces similar information for Fidelity Managed Retirement 2005 Fund℠ found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee(a)	0.45%
Distribution and/or Service (12b-1) fees	None
Other expenses(a)	0.00%
Total annual operating expenses(a)	0.45%

(a)  Adjusted to reflect current fees.

Effective April 1, 2019, the following information replaces similar information for Fidelity Managed Retirement 2005 Fund℠ found in the “Fund Summary” section under the “Fee Table” heading.

1 year	$46
3 years	$144
5 years	$252
10 years	$567

The systematic withdrawal plan (SWP) is no longer an account feature of the Fidelity Managed Retirement Funds. References to the SWP feature in the prospectus no longer apply.

The following replaces the first and second bullet and the glide path under the “Principal Investment Strategies” heading for Fidelity Managed Retirement 2005 Fund℠ found in the “Fund Summary” section.

  Investing primarily in a combination of Fidelity® domestic equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds) in a manner that supports a withdrawal strategy to provide investors with income in retirement.
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Managed Retirement Income Fund℠, approximately 10 to 20 years after the year 2005. FMR Co., Inc. (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. The Adviser has begun transitioning fund assets based on a revised asset allocation strategy for the fund that is expected to be completed by mid-2020, as illustrated in the following chart.

The following replaces similar information for Fidelity Managed Retirement 2005℠ found in the “Fund Summary” section under the “Principal Investment Strategies” heading.

  The Adviser may use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.

Effective April 1, 2019, the following information replaces similar information for Fidelity Managed Retirement 2010 Fund℠ found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee(a)	0.46%
Distribution and/or Service (12b-1) fees	None
Other expenses(a)	0.00%
Total annual operating expenses(a)	0.46%

(a)  Adjusted to reflect current fees.

Effective April 1, 2019, the following information replaces similar information for Fidelity Managed Retirement 2010 Fund℠ found in the “Fund Summary” section under the “Fee Table” heading.

1 year	$47
3 years	$148
5 years	$258
10 years	$572

The systematic withdrawal plan (SWP) is no longer an account feature of the Fidelity Managed Retirement Funds. References to the SWP feature in the prospectus no longer apply.

The following replaces the first and second bullet and the glide path under the “Principal Investment Strategies” heading for Fidelity Managed Retirement 2010 Fund℠ found in the “Fund Summary” section.

  Investing primarily in a combination of Fidelity® domestic equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds) in a manner that supports a withdrawal strategy to provide investors with income in retirement.
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Managed Retirement Income Fund℠, approximately 10 to 20 years after the year 2010. FMR Co., Inc. (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. The Adviser has begun transitioning fund assets based on a revised asset allocation strategy for the fund that is expected to be completed by mid-2020, as illustrated in the following chart.

The following replaces similar information for Fidelity Managed Retirement 2010℠ found in the “Fund Summary” section under the “Principal Investment Strategies” heading.

  The Adviser may use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.

Effective April 1, 2019, the following information replaces similar information for Fidelity Managed Retirement 2015 Fund℠ found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee(a)	0.47%
Distribution and/or Service (12b-1) fees	None
Other expenses(a)	0.00%
Total annual operating expenses(a)	0.47%

(a)  Adjusted to reflect current fees.

Effective April 1, 2019, the following information replaces similar information for Fidelity Managed Retirement 2015 Fund℠ found in the “Fund Summary” section under the “Fee Table” heading.

1 year	$48
3 years	$151
5 years	$261
10 years	$582

The systematic withdrawal plan (SWP) is no longer an account feature of the Fidelity Managed Retirement Funds. References to the SWP feature in the prospectus no longer apply.

The following replaces the first and second bullet and the glide path under the “Principal Investment Strategies” heading for Fidelity Managed Retirement 2015 Fund℠ found in the “Fund Summary” section.

  Investing primarily in a combination of Fidelity® domestic equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds) in a manner that supports a withdrawal strategy to provide investors with income in retirement.
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Managed Retirement Income Fund℠, approximately 10 to 20 years after the year 2015. FMR Co., Inc. (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. The Adviser has begun transitioning fund assets based on a revised asset allocation strategy for the fund that is expected to be completed by mid-2020, as illustrated in the following chart.

The following replaces similar information for Fidelity Managed Retirement 2015℠ found in the “Fund Summary” section under the “Principal Investment Strategies” heading.

  The Adviser may use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.

Effective April 1, 2019, the following information replaces similar information for Fidelity Managed Retirement 2020 Fund℠ found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee(a)	0.47%
Distribution and/or Service (12b-1) fees	None
Other expenses(a)	0.00%
Total annual operating expenses(a)	0.47%

(a)  Adjusted to reflect current fees.

Effective April 1, 2019, the following information replaces similar information for Fidelity Managed Retirement 2020 Fund℠ found in the “Fund Summary” section under the “Fee Table” heading.

1 year	$48
3 years	$151
5 years	$263
10 years	$588

The systematic withdrawal plan (SWP) is no longer an account feature of the Fidelity Managed Retirement Funds. References to the SWP feature in the prospectus no longer apply.

The following replaces the first and second bullet and the glide path under the “Principal Investment Strategies” heading for Fidelity Managed Retirement 2020 Fund℠ found in the “Fund Summary” section.

  Investing primarily in a combination of Fidelity® domestic equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds) in a manner that supports a withdrawal strategy to provide investors with income in retirement.
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Managed Retirement Income Fund℠, approximately 10 to 20 years after the year 2020. FMR Co., Inc. (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. The Adviser has begun transitioning fund assets based on a revised asset allocation strategy for the fund that is expected to be completed by mid-2020, as illustrated in the following chart.

The following replaces similar information for Fidelity Managed Retirement 2020℠ found in the “Fund Summary” section under the “Principal Investment Strategies” heading.

  The Adviser may use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.

Effective April 1, 2019, the following information replaces similar information for Fidelity Managed Retirement 2025 Fund℠ found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee(a)	0.48%
Distribution and/or Service (12b-1) fees	None
Other expenses(a)	0.00%
Total annual operating expenses(a)	0.48%

(a)  Adjusted to reflect current fees.

Effective April 1, 2019, the following information replaces similar information for Fidelity Managed Retirement 2025 Fund℠ found in the “Fund Summary” section under the “Fee Table” heading.

1 year	$49
3 years	$154
5 years	$269
10 years	$597

The systematic withdrawal plan (SWP) is no longer a feature of the Fidelity Managed Retirement Funds. References to the SWP feature in the prospectus no longer apply.

The following replaces the first and second bullet and the glide path under the “Principal Investment Strategies” heading for Fidelity Managed Retirement 2025 Fund℠ found in the “Fund Summary” section.

  Investing primarily in a combination of Fidelity® domestic equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds) in a manner that supports a withdrawal strategy to provide investors with income in retirement.
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Managed Retirement Income Fund℠, approximately 10 to 20 years after the year 2025. FMR Co., Inc. (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. The Adviser has begun transitioning fund assets based on a revised asset allocation strategy for the fund that is expected to be completed by mid-2020, as illustrated in the following chart.

The following replaces similar information for Fidelity Managed Retirement 2025℠ found in the “Fund Summary” section under the “Principal Investment Strategies” heading.

  The Adviser may use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.

After the close of business on March 29, 2019, retail class shares of Fidelity Managed Retirement Income Fund℠, Fidelity Managed Retirement 2005 Fund℠, Fidelity Managed Retirement 2010 Fund℠, Fidelity Managed Retirement 2015 Fund℠, Fidelity Managed Retirement 2020 Fund℠ and Fidelity Managed Retirement 2025 Fund℠ will be available for purchase. Accordingly, the following information found in the “Shareholder Information” section under the "Additional Information about the Purchase and Sale of Shares" heading will no longer be applicable and will be removed from the prospectus.

Subject to certain limited exceptions described below, Fidelity Managed Retirement Income Fund℠, Fidelity Managed Retirement 2005 Fund℠, Fidelity Managed Retirement 2010 Fund℠, Fidelity Managed Retirement 2015 Fund℠, Fidelity Managed Retirement 2020 Fund℠ and Fidelity Managed Retirement 2025 Fund℠ do not currently accept investments in class shares. Existing shareholders may continue (i) to hold their shares (including any shares acquired pursuant to the reinvestment of dividends and capital gain distributions), and (ii) to add to their accounts through the reinvestment of dividends and capital gain distributions paid on shares (including through the Directed Dividends® option).

The following information supplements similar information found in the “Fund Services” section under the “Advisory Fee(s)” heading.

Effective April 1, 2019, the management fee, as a percentage of each fund's average net assets, for each fund, is set forth in the table below.

Fidelity Managed Retirement Income Fund℠	0.45%
Fidelity Managed Retirement 2005 Fund℠	0.45%
Fidelity Managed Retirement 2010 Fund℠	0.46%
Fidelity Managed Retirement 2015 Fund℠	0.47%
Fidelity Managed Retirement 2020 Fund℠	0.47%
Fidelity Managed Retirement 2025 Fund℠	0.48%

MRI-19-03 1.9893274.102	May 30, 2019

Supplement to the
Fidelity Managed Retirement Income Fund℠, Fidelity Managed Retirement 2005 Fund℠, Fidelity Managed Retirement 2010 Fund℠, Fidelity Managed Retirement 2015 Fund℠, Fidelity Managed Retirement 2020 Fund℠ and Fidelity Managed Retirement 2025 Fund℠
Class A, Class M, Class C and Class I
September 29, 2018
Prospectus

After the close of business on May 31, 2019, Class A and Class I shares of Fidelity Managed Retirement Income Fund℠, Fidelity Managed Retirement 2005 Fund℠, Fidelity Managed Retirement 2010 Fund℠, Fidelity Managed Retirement 2015 Fund℠, Fidelity Managed Retirement 2020 Fund℠, and Fidelity Managed Retirement 2025 Fund℠ will be available for purchase.

After the close of business on July 26, 2019, Class M and Class C will be converted to Class I shares of Fidelity Managed Retirement Income Fund℠, Fidelity Managed Retirement 2005 Fund℠, Fidelity Managed Retirement 2010 Fund℠, Fidelity Managed Retirement 2015 Fund℠, Fidelity Managed Retirement 2020 Fund℠, and Fidelity Managed Retirement 2025 Fund℠. A conversion will be based on the respective NAVs of the two classes, without the imposition of any fees, on the trade date of the conversion. A conversion between share classes of the same fund is a non-taxable event.

Effective April 1, 2019, the following information replaces similar information for Fidelity Managed Retirement Income Fund℠ found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I
Management fee(a)	0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None
Other expenses(a)	0.00%	0.00%	0.00%	0.00%
Total annual operating expenses(a)	0.70%	0.95%	1.45%	0.45%

(a)  Adjusted to reflect current fees.

Effective April 1, 2019, the following information replaces similar information for Fidelity Managed Retirement Income Fund℠ found in the “Fund Summary” section under the “Fee Table” heading.

	Class A		Class M		Class C		Class I
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$642	$642	$444	$444	$248	$148	$46	$46
3 years	$786	$786	$642	$642	$459	$459	$144	$144
5 years	$942	$942	$857	$857	$792	$792	$252	$252
10 years	$1,395	$1,395	$1,476	$1,476	$1,735	$1,735	$567	$567

The systematic withdrawal plan (SWP) is no longer an account feature of the Fidelity Managed Retirement Funds. References to the SWP feature in the prospectus no longer apply.

The following replaces the first and second bullet and the glide path under the “Principal Investment Strategies” heading for Fidelity Managed Retirement Income Fund℠ found in the “Fund Summary” section.

  Investing primarily in a combination of Fidelity® domestic equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds) in a manner that supports a withdrawal strategy to provide investors with income in retirement.
  Allocating assets according to a stable neutral asset allocation strategy shown in the glide path below. FMR Co., Inc. (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. The Adviser has begun transitioning fund assets based on a revised asset allocation strategy for the fund that is expected to be completed by mid-2020, as illustrated in the following chart.

The following replaces similar information for Fidelity Managed Retirement Income℠ found in the “Fund Summary” section under the “Principal Investment Strategies” heading.

  Allocating assets among underlying Fidelity® funds and futures according to a stable neutral asset allocation of approximately:
Domestic Equity Funds*	11%
International Equity Funds*	8%
Bond Funds*	59%
Short-Term Funds*	22%

* The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.

The following replaces similar information for Fidelity Managed Retirement Income℠ found in the “Fund Summary” section under the “Principal Investment Strategies” heading.

  The Adviser may use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.

Effective April 1, 2019, the following information replaces similar information for Fidelity Managed Retirement 2005 Fund℠ found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I
Management fee(a)	0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None
Other expenses(a)	0.00%	0.00%	0.00%	0.00%
Total annual operating expenses(a)	0.70%	0.95%	1.45%	0.45%

(a)  Adjusted to reflect current fees.

Effective April 1, 2019, the following information replaces similar information for Fidelity Managed Retirement 2005 Fund℠ found in the “Fund Summary” section under the “Fee Table” heading.

	Class A		Class M		Class C		Class I
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$642	$642	$444	$444	$248	$148	$46	$46
3 years	$786	$786	$642	$642	$459	$459	$144	$144
5 years	$942	$942	$857	$857	$792	$792	$252	$252
10 years	$1,395	$1,395	$1,476	$1,476	$1,735	$1,735	$567	$567

The systematic withdrawal plan (SWP) is no longer an account feature of the Fidelity Managed Retirement Funds. References to the SWP feature in the prospectus no longer apply.

The following replaces the first and second bullet and the glide path under the “Principal Investment Strategies” heading for Fidelity Managed Retirement 2005 Fund℠ found in the “Fund Summary” section.

  Investing primarily in a combination of Fidelity® domestic equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds) in a manner that supports a withdrawal strategy to provide investors with income in retirement.
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Managed Retirement Income Fund℠, approximately 10 to 20 years after the year 2005. FMR Co., Inc. (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. The Adviser has begun transitioning fund assets based on a revised asset allocation strategy for the fund that is expected to be completed by mid-2020, as illustrated in the following chart.

The following replaces similar information for Fidelity Managed Retirement 2005℠ found in the “Fund Summary” section under the “Principal Investment Strategies” heading.

  The Adviser may use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.

Effective April 1, 2019, the following information replaces similar information for Fidelity Managed Retirement 2010 Fund℠ found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I
Management fee(a)	0.46%	0.46%	0.46%	0.46%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None
Other expenses(a)	0.00%	0.00%	0.00%	0.00%
Total annual operating expenses(a)	0.71%	0.96%	1.46%	0.46%

(a)  Adjusted to reflect current fees.

Effective April 1, 2019, the following information replaces similar information for Fidelity Managed Retirement 2010 Fund℠ found in the “Fund Summary” section under the “Fee Table” heading.

	Class A		Class M		Class C		Class I
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$643	$643	$445	$445	$249	$149	$47	$47
3 years	$789	$789	$645	$645	$462	$462	$148	$148
5 years	$947	$947	$862	$862	$797	$797	$258	$258
10 years	$1,400	$1,400	$1,480	$1,480	$1,740	$1,740	$572	$572

The systematic withdrawal plan (SWP) is no longer an account feature of the Fidelity Managed Retirement Funds. References to the SWP feature in the prospectus no longer apply.

The following replaces the first and second bullet and the glide path under the “Principal Investment Strategies” heading for Fidelity Managed Retirement 2010 Fund℠ found in the “Fund Summary” section.

  Investing primarily in a combination of Fidelity® domestic equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds) in a manner that supports a withdrawal strategy to provide investors with income in retirement.
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Managed Retirement Income Fund℠, approximately 10 to 20 years after the year 2010. FMR Co., Inc. (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. The Adviser has begun transitioning fund assets based on a revised asset allocation strategy for the fund that is expected to be completed by mid-2020, as illustrated in the following chart.

The following replaces similar information for Fidelity Managed Retirement 2010℠ found in the “Fund Summary” section under the “Principal Investment Strategies” heading.

  The Adviser may use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.

Effective April 1, 2019, the following information replaces similar information for Fidelity Managed Retirement 2015 Fund℠ found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I
Management fee(a)	0.47%	0.47%	0.47%	0.47%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None
Other expenses(a)	0.00%	0.00%	0.00%	0.00%
Total annual operating expenses(a)	0.72%	0.97%	1.47%	0.47%

(a)  Adjusted to reflect current fees.

Effective April 1, 2019, the following information replaces similar information for Fidelity Managed Retirement 2015 Fund℠ found in the “Fund Summary” section under the “Fee Table” heading.

	Class A		Class M		Class C		Class I
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$644	$644	$445	$445	$250	$150	$48	$48
3 years	$792	$792	$648	$648	$465	$465	$151	$151
5 years	$950	$950	$865	$865	$800	$800	$261	$261
10 years	$1,410	$1,410	$1,490	$1,490	$1,749	$1,749	$582	$582

The systematic withdrawal plan (SWP) is no longer an account feature of the Fidelity Managed Retirement Funds. References to the SWP feature in the prospectus no longer apply.

The following replaces the first and second bullet and the glide path under the “Principal Investment Strategies” heading for Fidelity Managed Retirement 2015 Fund℠ found in the “Fund Summary” section.

  Investing primarily in a combination of Fidelity® domestic equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds) in a manner that supports a withdrawal strategy to provide investors with income in retirement.
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Managed Retirement Income Fund℠, approximately 10 to 20 years after the year 2015. FMR Co., Inc. (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. The Adviser has begun transitioning fund assets based on a revised asset allocation strategy for the fund that is expected to be completed by mid-2020, as illustrated in the following chart.

The following replaces similar information for Fidelity Managed Retirement 2015℠ found in the “Fund Summary” section under the “Principal Investment Strategies” heading.

  The Adviser may use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.

Effective April 1, 2019, the following information replaces similar information for Fidelity Managed Retirement 2020 Fund℠ found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I
Management fee(a)	0.47%	0.47%	0.47%	0.47%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None
Other expenses(a)	0.00%	0.00%	0.00%	0.00%
Total annual operating expenses(a)	0.72%	0.97%	1.47%	0.47%

(a)  Adjusted to reflect current fees.

Effective April 1, 2019, the following information replaces similar information for Fidelity Managed Retirement 2020 Fund℠ found in the “Fund Summary” section under the “Fee Table” heading.

	Class A		Class M		Class C		Class I
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$644	$644	$445	$445	$250	$150	$48	$48
3 years	$792	$792	$648	$648	$465	$465	$151	$151
5 years	$953	$953	$868	$868	$803	$803	$263	$263
10 years	$1,415	$1,415	$1,495	$1,495	$1,755	$1,755	$588	$588

The systematic withdrawal plan (SWP) is no longer an account feature of the Fidelity Managed Retirement Funds. References to the SWP feature in the prospectus no longer apply.

The following replaces the first and second bullet and the glide path under the “Principal Investment Strategies” heading for Fidelity Managed Retirement 2020 Fund℠ found in the “Fund Summary” section.

  Investing primarily in a combination of Fidelity® domestic equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds) in a manner that supports a withdrawal strategy to provide investors with income in retirement.
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Managed Retirement Income Fund℠, approximately 10 to 20 years after the year 2020. FMR Co., Inc. (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. The Adviser has begun transitioning fund assets based on a revised asset allocation strategy for the fund that is expected to be completed by mid-2020, as illustrated in the following chart.

The following replaces similar information for Fidelity Managed Retirement 2020℠ found in the “Fund Summary” section under the “Principal Investment Strategies” heading.

  The Adviser may use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.

Effective April 1, 2019, the following information replaces similar information for Fidelity Managed Retirement 2025 Fund℠ found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I
Management fee(a)	0.48%	0.48%	0.48%	0.48%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None
Other expenses(a)	0.00%	0.00%	0.00%	0.00%
Total annual operating expenses(a)	0.73%	0.98%	1.48%	0.48%

(a)  Adjusted to reflect current fees.

Effective April 1, 2019, the following information replaces similar information for Fidelity Managed Retirement 2025 Fund℠ found in the “Fund Summary” section under the “Fee Table” heading.

	Class A		Class M		Class C		Class I
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$645	$645	$446	$446	$251	$151	$49	$49
3 years	$795	$795	$651	$651	$468	$468	$154	$154
5 years	$958	$958	$873	$873	$808	$808	$269	$269
10 years	$1,423	$1,423	$1,503	$1,503	$1,762	$1,762	$597	$597

The systematic withdrawal plan (SWP) is no longer an account feature of the Fidelity Managed Retirement Funds. References to the SWP feature in the prospectus no longer apply.

The following replaces the first and second bullet and the glide path under the “Principal Investment Strategies” heading for Fidelity Managed Retirement 2025 Fund℠ found in the “Fund Summary” section.

  Investing primarily in a combination of Fidelity® domestic equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds) in a manner that supports a withdrawal strategy to provide investors with income in retirement.
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Managed Retirement Income Fund℠, approximately 10 to 20 years after the year 2025. FMR Co., Inc. (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders. The Adviser has begun transitioning fund assets based on a revised asset allocation strategy for the fund that is expected to be completed by mid-2020, as illustrated in the following chart.

The following replaces similar information for Fidelity Managed Retirement 2025℠ found in the “Fund Summary” section under the “Principal Investment Strategies” heading.

  The Adviser may use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.

Effective June 3, 2019 for Class A and Class I of each fund, and effective July 26, 2019 for Class M and Class C of each fund, the following information found in the “Shareholder Information” section under the "Additional Information about the Purchase and Sale of Shares" heading will no longer be applicable and will be removed from the prospectus.

Subject to certain limited exceptions described below, Fidelity Managed Retirement Income Fund℠, Fidelity Managed Retirement 2005 Fund℠, Fidelity Managed Retirement 2010 Fund℠, Fidelity Managed Retirement 2015 Fund℠, Fidelity Managed Retirement 2020 Fund℠ and Fidelity Managed Retirement 2025 Fund℠ do not currently accept investments in Class A, Class M, Class C and Class I shares. Existing shareholders may continue (i) to hold their shares (including any shares acquired pursuant to the reinvestment of dividends and capital gain distributions), and (ii) to add to their accounts through the reinvestment of dividends and capital gain distributions paid on shares (including through the Directed Dividends® option).

The following information supplements similar information found in the “Fund Services” section under the “Advisory Fee(s)” heading.

Effective April 1, 2019, the management fee, as a percentage of each fund's average net assets, for each fund, is set forth in the table below.

	Class A	Class M	Class C	Class I
Fidelity Managed Retirement Income Fund℠	0.45%	0.45%	0.45%	0.45%
Fidelity Managed Retirement 2005 Fund℠	0.45%	0.45%	0.45%	0.45%
Fidelity Managed Retirement 2010 Fund℠	0.46%	0.46%	0.46%	0.46%
Fidelity Managed Retirement 2015 Fund℠	0.47%	0.47%	0.47%	0.47%
Fidelity Managed Retirement 2020 Fund℠	0.47%	0.47%	0.47%	0.47%
Fidelity Managed Retirement 2025 Fund℠	0.48%	0.48%	0.48%	0.48%

The following information supplements information found in the "Appendix" section under the "Sales Charge Waiver Policies Applied by Certain Intermediaries" heading.

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (Raymond James)

Intermediary-Defined Sales Charge Waiver Policies:

The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold fund shares.

Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC waivers, which are discussed below. In all instances, it is the purchaser's responsibility to notify the fund or the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts.

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in a fund's prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James:

• Shares purchased in an investment advisory program.

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

• Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

• Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

• A shareholder in the fund's Class C shares will have their shares converted at net asset value per share (NAV) to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A, B and C shares available at Raymond James:

• Death or disability of the shareholder.

• Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.

• Return of excess contributions from an IRA Account.

• Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the fund’s prospectus.

• Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

• Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation:

• Breakpoints as described in this prospectus.

• Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

AMRI-19-02 1.9883934.105	May 30, 2019